As filed with the Securities and Exchange Commission on November 25, 2009
1933 Act No. 333-160950

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.  __                                                                ☐

Post-Effective Amendment No.1                                                         ☒

 (Check appropriate box or boxes)

ABERDEEN FUNDS
(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor
Philadelphia, PA  19103
 (Address of Principal Executive Offices)      (Zip Code)

(215) 405-2055
(Registrant's Telephone Number, including Area Code)

Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Barbara A. Nugent, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practical after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:  Shares of Beneficial Interest, no par value.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance upon such Rule, no filing fee is being paid at this time.

The Notice of Special Meeting of the Aberdeen Emerging Markets Fund, a series of  The Advisors' Inner Circle Fund II, the Questions and Answers for the Shareholders of the Aberdeen Emerging Markets Fund, the Combined Prospectus/Proxy Statement dated August 31, 2009, including Exhibit A and the Statement of Additional Information dated August 31, 2009, relating to the acquisition by the Aberdeen Emerging Markets Institutional Fund, a series of Aberdeen Funds (the “Registrant”) of the Aberdeen Emerging Markets Fund are incorporated herein by reference to the definitive materials as filed with the Securities and Exchange Commission on September 3, 2009 (Accession No. 0001135428-09-000445).

PART C: OTHER INFORMATION

Item 15.                      Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative.  To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust.  No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC;  (b) Aberdeen Asset Management Asia Limited and (c) Aberdeen Asset Management Investment Services

Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors LLC; (4) Section 10(a), (b), (c), (d) and (e) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. and (g) Section 7.1(c) of the Global Custody Agreement between the Registrant and JP Morgan Chase Bank, N.A.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 16.

Item 16.                      Exhibits

1.
(a) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed on August 25, 2008 (Accession Number 0001386893-08-000050). (“Post-Effective Amendment No. 3”).

(i)
Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 ( Accession Number 0001193125-08-138324) (“Post-Effective Amendment No. 2”).

(ii)
Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Core Plus Income Fund is incorporated by reference to Exhibit EX-99.a.1.b. of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A filed on November 6, 2008 (Accession Number 0001421877-08-000264) (“Post-Effective Amendment No. 5”).

(iii)   Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445). (“Post-Effective Amendment No. 11”).

(iv)
Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.1.a.d. of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743). (“Post-Effective Amendment No. 14”).

(v)
Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Institutional Fund and Institutional Service Class for the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.e. of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2009 (Accession Number 0001135428-09-000523) (“Post-Effective Amendment No. 19”).

(b) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2.
Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026). (“Pre-effective Amendment No. 1”).

3.	Not Applicable.

4.
Form of Agreement and Plan of Reorganization attached as Exhibit A to the Prospectus/ Proxy Statement contained in the definitive materials filed on September 3, 2009 (Accession No. 0001135428-09-000445).

5.	(a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” ofRegistrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.	(a) Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)	Schedule A to the Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

 (b) Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(c) Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit EX-99.d.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)
Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit EX-99.d.3.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(d) Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)
Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.4.a. of Post-Effective Amendment No. 15 filed on August 14, 2009. (Accession No. 0001135428-09-000332) (“Post-Effective Amendment No. 15”).

7.	(a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)
Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors is incorporated by reference to Exhibit EX-99.e.1.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(b) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

8.	Not Applicable.

9.
(a) Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)
Schedule 6 to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(b)
Mutual Fund Rider to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(c) Form of Master Custodian Agreement between Registrant and State Street Bank and Trust Company for Aberdeen Emerging Markets Institutional Fund and Aberdeen Asia-Pacific (ex-Japan) Equity Fund series is incorporated by reference to Exhibit EX-99.g.2. of Post-Effective Amendment No. 19 filed on October 28, 2009.

10.	(a) Distribution Plan is incorporated by reference to Exhibit EX-99.m. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(b) Form of Distribution Plan is incorporated by reference to Exhibit EX-99.10.b. of Registrant’s Registration Statement on Form N-14 filed on March 24, 2009

(c) Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n.1. of Post-Effective Amendment No. 19 filed on October 28, 2009.

11.
Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.11. of Registrant’s Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320).

12.	Opinion and Consent of Counsel with respect to certain tax consequences (Morgan, Lewis & Bockius LLP) is filed herewith as Exhibit EX-99.12.

13.	(a) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)	Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(b) Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i) Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(ii) Schedule A to Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2.d.i. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(c) Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)
Schedule D to the Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b.i. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(d) Portal Services Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.d. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(e) Sub-Administration Agreement between AAMI and Citi Fund Services Ohio Inc. is incorporated by reference to Exhibit EX-99.h.3. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)	Amendment to Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No. 2 to filed on June 23, 2008.

(ii)	Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(iii)
Schedule A to the Sub-Administration Agreement between AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.3.a.i. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(f) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028).

(i)
Form of Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.13.d.i. of Registrant’s N-14 filed on March 24, 2009 (Accession Number 0001386893-09-000055) (“Registrants March N-14”).

(g) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)	Form of Appendix A to the Servicing Agreement is incorporated by reference to Exhibit EX-99.13.e.i. of Registrant’s March N-14 filed on March 24, 2009.

(h) Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i) Exhibit A to the Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(i) Website Services Agreement between Registrant, AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i) Schedule D to the Website Services Agreement is incorporated by reference to Exhibit EX-99.h.7.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

14.
Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit EX-99.14 of Registrant’s Pre-Effective Amendment No. 1 of the Registration Statement on Form N-14 filed on August 28, 2009 (Accession Number 0001135428-09-000394).

15.	Not Applicable.

16.	(a) Powers of Attorney are incorporated by reference to Exhibit EX-99.16.a. of Registrant’s Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320).

(b) Power of Attorney for Andrea Melia is filed herewith as Exhibit No. EX-99.16.b.

(c) Certificate of Assistant Secretary is incorporated by reference to Exhibit EX-99.16.b. of Registrant’s Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320).

17.
(a) Aberdeen Emerging Markets Fund Prospectus, a series of The Advisors’ Inner Circle Fund II, dated March 1, 2009, is incorporated herein by reference to the Prospectus previously filed on EDGAR, Accession Number 0001135428-09-000090.

(b) Statement of Additional Information dated March 1, 2009, with respect to the Aberdeen Emerging Markets Fund, a series of The Advisors’ Inner Circle Fund II, is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession Number 0001135428-09-000090.

(c) The audited financial statements and related report of the independent public accounting firm included in The Advisors’ Inner Circle Fund II Report to Shareholders for the fiscal year ended October 31, 2008, with respect to the Aberdeen Emerging Markets Fund, are incorporated by reference to the Annual Report previously filed on EDGAR, Accession Number 0000935069-09-000031.

(d) The unaudited financial statements included in The Advisors’ Inner Circle Fund II Report to Shareholders for the semi-annual period ended April 30, 2009, with respect to the Aberdeen Emerging Markets Fund is incorporated by reference to the Semi-Annual Report previously filed on EDGAR, Accession Number 0000950123-09-020695.

(e)  Aberdeen Funds Prospectus dated August 15, 2009, with respect to the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to the Prospectus previously filed on EDGAR, Accession Number 0001135428-09-000332.

(f) Aberdeen Funds Statement of Additional Information dated August 15, 2009, with respect to the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession Number 0001135428-09-000332.

Item 17.                      Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), as amended, this registration statement has been signed on behalf of the Registrant, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 25th  day of November, 2009. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act.

Aberdeen Funds
Registrant

By: Gary Marshalll
Gary Marshall
President of Aberdeen Funds

As required by the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date
Gary Marshall1 Gary Marshall	President and Chief Executive Officer	November 25, 2009

Andrea Melia1 Andrea Melia	Treasurer, Chief Financial Officer and Principal Accounting Officer	November 25, 2009

P. Gerald Malone1 P. Gerald Malone	Chairman of the Board	November 25, 2009

Richard H. McCoy1 Richard H. McCoy	Trustee	November 25, 2009

Peter D. Sacks1 Peter D. Sacks	Trustee	November 25, 2009

John T. Sheehy1 John T. Sheehy	Trustee	November 25, 2009

Warren C. Smith1 Warren C. Smith	Trustee	November 25, 2009

Jack Solan1 Jack Solan	Trustee	November 25, 2009

Martin Gilbert1 Martin Gilbert	Trustee	November 25, 2009

By: /s/Lucia Sitar
Lucia Sitar
Attorney In Fact

1Pursuant to a power of attorney incorporated herein by reference.

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.
Opinion and Consent of Counsel with respect to certain tax consequences (Morgan, Lewis & Bockius LLP)	EX-99.12.
Power of Attorney for Andrea Melia	EX-99.16.b